American Funds Global Growth and Income HLS Fund (Prospectus Summary) | American Funds Global Growth and Income HLS Fund
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
INVESTMENT GOAL.
The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.
You should review your variable contract prospectus (or other disclosure document)
or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Funds Global Growth and Income HLS Fund IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Global Growth and Income HLS Fund IB
Management fees	[1][2][3]	1.39%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	0.06%
Total annual fund operating expenses	[1]	1.70%
Fee waiver and/or expense reimbursement	[1][3]	0.55%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][3]	1.15%
[1]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Global Growth and Income HLS Fund IB	117	365	633	1,398

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Global Growth and Income HLS Fund IB	117	365	633	1,398

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's investment results.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 25% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series
("Master Global Growth and Income Fund"). The Master Global Growth and Income Fund is
designed for investors seeking both capital appreciation and current income. The
Master Global Growth and Income Fund invests primarily in common stocks of well-established companies around the world, many of which CRMC believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the
Master Global Growth and Income Fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging and developing countries. The Master Global Growth and Income
Fund expects to be invested in numerous countries.  Although the Master Global
Growth and Income Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth and Income Fund's investments are not limited to a particular capitalization size.  In pursuing its objective, the
Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.
MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding
Risks and Investment Strategies" in the Fund's prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure.  Other "feeder"
funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective
Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.
The bar chart: o Shows how the Fund's total return has varied from year to year
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 19.28% (3rd quarter, 2009) Lowest -20.48% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see the "Performance Notes" section.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns American Funds Global Growth and Income HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
IB	Class IB	(5.19%)	(0.61%)	1.16%	May 01, 2006
MSCI All Country World Index	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	(6.86%)	(1.41%)	0.37%	May 01, 2006
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.02%)	(1.82%)	(0.01%)	May 01, 2006